ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ACCRUED EXPENSES
External research and development	$ 23,282	$ 9,870
Accrued professional services	4,075	723
Accrued consulting	811	334
Accrued compensation	417	120
Other	319	118
Total accrued expenses	$ 28,904	$ 11,165